Use of judgements and estimates - Change in estimates (Details) $ in Thousands	6 Months Ended
Jun. 30, 2022 USD ($)
Disclosure of financial liabilities [line items]
Minimum estimated effect of losses, percentage	5.10%
Maximum estimated effect of losses, percentage	11.90%
Fair value of warrant	$ 7,847
Discount rate on platform commission	15.00%
Platform commission net booking	$ 1,000,000
Intangible assets and fair value	362
Castcrown Ltd
Disclosure of financial liabilities [line items]
Financial instruments fair value of call option	1,638
MX Capital Limited
Disclosure of financial liabilities [line items]
Financial instruments fair value of call option	155
Fair value of founders earn-outs	247
Fair value of sellers earn-outs	3,037
Fair value put option	$ 42
Weighted average cost of capital, measurement input
Disclosure of financial liabilities [line items]
Estimate average discount rate	3.00%
EV/Bookings
Disclosure of financial liabilities [line items]
Estimate average discount rate	31.00%
EVEBITDA
Disclosure of financial liabilities [line items]
Estimate average discount rate	37.00%
Benchmark of risk-free rate
Disclosure of financial liabilities [line items]
Treasury bonds maturity period	30 years